CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2013
CREDIT FROM BANKING INSTITUTIONS [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 9	-	CREDIT FROM BANKING INSTITUTIONS

A.	Composition:

	US dollars
	December 31,
(in thousands)	2013	2012

Revolving credit - in NIS	38	45
Current maturities of long-term loans	-	176
	38	221

B.	Lines of credit

Unutilized short-term lines of credit of the Group as of December 31, 2013, aggregated to US$ 0.7 million.